SCOPE OF CONSOLIDATION - Other Investments (Details) - USD ($) $ in Millions			4 Months Ended	12 Months Ended
	Jul. 28, 2021	Jun. 18, 2021	Jun. 18, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 09, 2020
Disclosure of financial assets [line items]
Cumulative gain (loss) on disposal of investments in equity instruments designated at fair value through other comprehensive income					$ 0
Stalprodukt S.A.
Disclosure of financial assets [line items]
Sale of shares (in shares)				117,187
Consideration received				$ (6)
Cumulative gain (loss) on disposal of investments in equity instruments designated at fair value through other comprehensive income				(2)
Other investments
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI				1,119	1,146
Other investments | Erdemir
Disclosure of financial assets [line items]
Unrealized gains (losses) recognized in OCI				66	437
Investments in equity instruments at FVOCI				910	885
Other investments | ArcelorMittal XCarb
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI				76	83
Other cash payments to acquire equity or debt instruments of other entities				43	80
Other cash payments to acquire investments in equity instruments designated at FVOCI				43	50
Unrealized gains recognized in other comprehensive income				(50)	33
Other investments | ArcelorMittal XCarb | Maximum
Disclosure of financial assets [line items]
Annual investment commitment				100
Other investments | Stalprodukt S.A.
Disclosure of financial assets [line items]
Unrealized gains (losses) recognized in OCI				(7)	(12)
Investments in equity instruments at FVOCI				58	77
Other investments | Others
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI				$ 75	$ 101
Other investments | Cleveland-Cliffs Inc
Disclosure of financial assets [line items]
Sale of shares (in shares)		38,200,000	40,000,000
Consideration received			$ 1,377
Cumulative gain (loss) on disposal of investments in equity instruments designated at fair value through other comprehensive income	$ 411		267
Cumulative gain on disposal of investments in equity instruments designated at fair value through other comprehensive income, before tax	543		$ 357
Other investments | Cleveland-Cliffs Inc | Preference shares
Disclosure of financial assets [line items]
Proceeds from conversion of shares	$ 1,303
Other investments | Powercell Sweden
Disclosure of financial assets [line items]
Sale of shares (in shares)						1,800,000
Consideration received						$ 59
Cumulative gain (loss) on disposal of investments in equity instruments designated at fair value through other comprehensive income						28
Ordinary Shares | Cleveland-Cliffs Inc
Disclosure of financial assets [line items]
Unrealized gains (losses) recognized in OCI						119
Number of shares obtained (in shares)							78,186,671
Investments in equity instruments at FVOCI							$ 1,020
Proportion of ordinary shares held (in percent)							16.00%
Number of shares redeemable (in shares)							58,327,300
Preference shares | Cleveland-Cliffs Inc
Disclosure of financial assets [line items]
Unrealized gains (losses) recognized in OCI						$ 88
Number of shares obtained (in shares)							583,273
Investments in equity instruments at FVOCI							$ 761